Current and Deferred Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred
PRC	$ (66)	$ 125
Total income tax expense	1,472	2,158	1,998
PRC
Current
PRC	1,537	2,283	1,998
Deferred
PRC	$ (65)	$ (125)